Financial instruments and risk management - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Oct. 30, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contingent consideration	$ 1,083	$ 467
Interest on contingent consideration	110	73
forMetris Société par Actions Simplifiée (“forMetris”)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of contingent consideration at acquisition			$ 2,630
Contingent consideration	$ 2,260	$ 2,703